Loans And Receivables Details of Other Receivables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other financial assets [Line Items]
Other receivables	₩ 6,714,525	₩ 8,176,572
Allowance for credit losses
Disclosure of other financial assets [Line Items]
Other receivables	(57,563)	(171,115)
CMA accounts | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	135,000	190,000
Receivables | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	4,459,318	5,417,676
Accrued income | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	1,026,273	1,080,489
Telex and telephone subscription rights and refundable deposits | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	984,620	1,019,577
Other debtors | Gross carrying amount [Member]
Disclosure of other financial assets [Line Items]
Other receivables	₩ 166,877	₩ 639,945